Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Feb. 22, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Mar. 06, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
MSCI Arabian Markets & Africa IMI Index Net
Account Value [Line Items]
Account Value	$ 12,721	$ 12,342	$ 11,747	$ 11,695	$ 10,556	$ 11,861	$ 11,404	$ 11,373	$ 11,365	$ 11,987	$ 13,501	$ 12,465	$ 11,829	$ 11,291	$ 10,984		$ 9,763	$ 8,371	$ 8,119	$ 7,381	$ 9,301	$ 9,027	$ 9,658	$ 9,960	$ 9,562	$ 8,521	$ 9,697	$ 9,963	$ 10,147	$ 8,781	$ 8,905	$ 8,519		$ 8,288	$ 7,884	$ 8,087	$ 7,991	$ 6,625	$ 8,078	$ 9,134	$ 10,000	$ 9,397	$ 10,000
MSCI Arabian Markets & Africa IMI Index Net
Account Value [Line Items]
Account Value	754,147	731,702	696,401	693,345	625,776	703,144	676,094	674,208	673,776	710,632	800,366	738,947	701,276	669,360	651,146		578,817	496,239	481,305	437,575	551,401	535,166	572,572	590,473	566,894	505,154	574,851	590,620	601,580	520,549	527,909	505,041	$ 500,000
MSCI Arabian Markets & Africa IMI Index Net
Account Value [Line Items]
Account Value	12,500	12,128	11,543	11,492	10,372	11,655	11,206	11,175	11,168	11,779	13,266	12,248	11,624	11,095	10,793	$ 10,000
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Account Value [Line Items]
Account Value	12,815	12,433	11,834	11,785	10,636	11,951	11,492	11,460	11,452	12,079	13,594	12,555	11,907	11,341	10,980		9,705	8,315	8,063	7,336	9,279	9,015	9,596	9,890	9,541	8,567	9,633	9,921	10,004	8,657	8,842	8,501		$ 8,303	$ 7,870	$ 8,092	$ 7,993	$ 6,626	$ 8,077	$ 9,134	$ 9,999	$ 9,396	$ 10,000
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Account Value [Line Items]
Account Value	758,489	735,900	700,401	697,509	629,532	707,372	680,195	678,293	677,834	714,926	804,601	743,086	704,780	671,265	649,877		$ 574,423	$ 492,126	$ 477,203	$ 434,228	$ 549,195	$ 533,601	$ 567,970	$ 585,371	$ 564,739	$ 507,068	$ 570,167	$ 587,200	$ 592,124	$ 512,394	$ 523,359	$ 503,128	$ 500,000
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Account Value [Line Items]
Account Value	$ 12,702	$ 12,323	$ 11,729	$ 11,680	$ 10,542	$ 11,846	$ 11,391	$ 11,359	$ 11,351	$ 11,972	$ 13,474	$ 12,444	$ 11,802	$ 11,241	$ 10,883	$ 10,000